Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Schedule of balance sheets, weighted average remaining lease term and weighted average discount rates

		March 31,
Lease Assets and Liabilities	Classification	2022
Assets
Lease right-of-use assets	Other assets	$ 9,332

Liabilities
Lease liabilities	Other liabilities	$ 11,510

Weighted average remaining lease term (in years)		2.5
Weighted average discount rate		4.8%

Schedule of maturities of operating and finance leases

The following table presents the maturity of the Company’s operating and financing lease liabilities as of March 31, 2022:

Year remaining 2022	$3,611
Year 2023	4,909
Year 2024	3,729
Total lease commitments	$12,249
Less: imputed interest	(739)
Total lease liability	$11,510

Schedule of maturities of operating leases

The following table presents the maturities of the Company’s operating lease liabilities as of December 31, 2021:

Year 2022	$4,809
Year 2023	4,909
Year 2024	3,729
Total lease commitments	$13,447
Less: imputed interest	(885)
Total lease liability	$12,562

ASU 2016-02
Lessee, Lease, Description [Line Items]
Schedule of balance sheets, weighted average remaining lease term and weighted average discount rates

		December 31,
Lease Assets and Liabilities	Classification	2021
Assets
Lease ROU assets	Other assets	$ 10,209

Liabilities
Lease liabilities	Other liabilities	$ 12,562

Weighted average remaining lease term (in years)		2.7
Weighted average discount rate		4.8%